Label	Element	Value
Siren DIVCON Dividend Defender ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	16.10%
Siren DIVCON Dividend Defender ETF | Ecolab, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.70%
Siren DIVCON Dividend Defender ETF | Visa, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.70%
Siren DIVCON Dividend Defender ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.60%
Siren DIVCON Dividend Defender ETF | Travelers Cos., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.60%
Siren DIVCON Dividend Defender ETF | Occidental Petroleum Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(3.20%)
Siren DIVCON Dividend Defender ETF | International Paper Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.80%)
Siren DIVCON Dividend Defender ETF | Exelon Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.40%)
Siren DIVCON Dividend Defender ETF | Capital One Financial Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.40%)
Siren DIVCON Dividend Defender ETF | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.30%)
Siren DIVCON Dividend Defender ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	22.70%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(4.40%)
Siren DIVCON Dividend Defender ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	17.30%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(0.90%)
Siren DIVCON Dividend Defender ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	14.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%
Siren DIVCON Dividend Defender ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	10.80%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%
Siren DIVCON Dividend Defender ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	4.70%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(7.70%)
Siren DIVCON Dividend Defender ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	4.50%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(1.10%)
Siren DIVCON Dividend Defender ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	3.10%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(1.80%)
Siren DIVCON Dividend Defender ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(6.30%)
Siren DIVCON Dividend Defender ETF | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	2.50%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%
Siren DIVCON Dividend Defender ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.70%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(2.30%)
Siren DIVCON Dividend Defender ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(5.50%)
Siren DIVCON Dividend Defender ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	16.50%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%